Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Summary of Carrying Value of Goodwill
As at December 31,	2018	2017
Carrying Value, Beginning of Year	2,272	242
Goodwill Recognized on Acquisition (Note 9)	-	2,030
Carrying Value, End of Year	2,272	2,272